FINANCIAL RISK MANAGEMENT OBJECTIVES - Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Each Foreign Currency Exchange Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
5% increase in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	5.00%	5.00%
Change in profit before tax due to change of foreign currency exchange rates	$ 22	$ (341)
5% increase in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(1,303)	0
5% increase in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	11	2
5% increase in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	42	34
5% increase in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	30	50
5% increase in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ 1
5% decrease in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	(5.00%)	(5.00%)
Change in profit before tax due to change of foreign currency exchange rates	$ (22)	$ 341
5% decrease in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	1,303	0
5% decrease in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(11)	(2)
5% decrease in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(42)	(34)
5% decrease in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(30)	(50)
5% decrease in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ (1)